Share capital (Summary of Changes in Company's Outstanding Stock Options) (Details) shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Number
Balance, beginning of year | shares	2,316	1,771
Granted | shares	1,395	(1,058)
Exercised | shares	(471)	261
Expired | shares	(120)	(252)
Balance, end of year | shares	3,120	2,316
Weighted average exercise price
Balance, beginning of year | $	$ 3.06	$ 4.64
Granted | $	4.61	3.86
Exercised | $	2.29	3.22
Expired | $	5.14	17.31
Balance, end of year | $	$ 3.79	$ 3.06